Consolidated statement of changes in shareholder's equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Dividend distribution per share	$ 0.26	$ 0.38	$ 0.53
Number of treasury shares cancelled		881,902
The amount of treasury stock cancelled during the period		$ 9,455